Land use right, net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Land use right, gross	¥ 7,361	¥ 7,361
Less: accumulated amortization	(2,214)	(2,070)
Land use right, net	¥ 5,147	¥ 5,291